Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, California 94111

1(415) 856-7007

davidhearth@paulhastings.com

November 22, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	TCW Funds, Inc. — File Nos. 033-52272 and 811-07170

Ladies and Gentlemen:

We are counsel to TCW Funds, Inc. (the “Registrant”) and hereby submit for review the enclosed Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) which is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended.

The purpose of the Amendment is to seek review by the staff of the Securities and Exchange Commission of an additional prospectus and a statement of additional information with respect to a new series of the Registrant, which has been designated the TCW White Oak Emerging Markets Equity Fund.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth

for PAUL HASTINGS LLP